                                               SECURITIES ACT FILE NO. 333-59745
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-8895





                               ING FUNDS TRUST


                         SUPPLEMENT DATED MARCH 18, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002


            Effective April 1, 2003, the Expense Limitation Agreement table following the fist paragraph on page 30 of the Fixed Income Statement of Additional Information (SAI) is deleted and replaced with the following:



FUND                                CLASS A       CLASS B       CLASS C       CLASS M       CLASS I       CLASS Q       CLASS T
----                                -------       -------       -------       -------       -------       -------       -------
GNMA Income Fund                       1.29%         2.04%         2.04%         1.79%         1.04%         1.29%         1.69%
High Yield Bond Fund                   1.30          2.05          2.05           N/A           N/A           N/A           N/A
High Yield Opportunity Fund            1.30          1.95          1.95          1.70           N/A          1.20          1.60
Intermediate Bond Fund                 1.15          1.90          1.90           N/A          0.90           N/A           N/A
National Tax-Exempt Bond Fund          1.15          1.90          1.90           N/A           N/A           N/A           N/A
Money Market Fund                      1.50          2.25          2.25           N/A           N/A           N/A           N/A
Strategic Bond Fund                    1.15          1.55          1.55           N/A           N/A          1.05           N/A
Classic Money Market Fund              0.77          1.41          1.41           N/A          0.31           N/A           N/A
Lexington Money Market Trust           1.00           N/A           N/A           N/A           N/A           N/A           N/A



                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE